THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JANUARY 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.6%‡

	Shares	Value

COMMUNICATION SERVICES — 2.1%
Comcast, Cl A	134,012	$6,699,260

CONSUMER DISCRETIONARY — 13.9%
Dollar General	43,525	9,074,092
Lowe’s	68,900	16,353,415
Starbucks	66,500	6,538,280
TJX	167,800	12,076,566

		44,042,353

CONSUMER STAPLES — 8.5%
Coca-Cola	84,500	5,155,345
Costco Wholesale	16,000	8,082,080
PepsiCo	78,600	13,638,672

		26,876,097

FINANCIAL SERVICES — 11.4%
BlackRock, Cl A	15,790	12,994,223
Intercontinental Exchange	47,505	6,016,983
JPMorgan Chase	66,805	9,927,223
S&P Global	17,200	7,141,784

		36,080,213

HEALTH CARE — 22.5%
Baxter International	131,900	11,269,536
Becton Dickinson	25,055	6,367,478
CVS Health	154,200	16,423,842
Johnson & Johnson	42,640	7,346,445
Medtronic	76,000	7,865,240
Thermo Fisher Scientific	9,020	5,243,326
UnitedHealth Group	35,635	16,840,032

		71,355,899

INDUSTRIAL — 7.8%
Honeywell International	46,275	9,462,312
Raytheon Technologies	170,455	15,373,337

		24,835,649

1

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JANUARY 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION SERVICES — 27.2%
Accenture, Cl A	54,775	$19,367,345
Apple	128,870	22,523,898
Mastercard, Cl A	44,335	17,130,157
Microsoft	50,000	15,549,000
Oracle	78,235	6,349,553
Texas Instruments	29,500	5,294,955

		86,214,908

MATERIALS — 6.2%
Air Products & Chemicals	22,070	6,226,388
DuPont de Nemours	100,700	7,713,620
Ecolab	30,300	5,740,335

		19,680,343

TOTAL COMMON STOCK
(Cost $141,961,766)		315,784,722

CASH EQUIVALENT (A) — 0.4%

SEI Daily Income Trust, Government Fund, Cl F, 0.010%
(Cost $1,178,015)	1,178,015	1,178,015

TOTAL INVESTMENTS — 100.0%
(Cost $143,139,781)		$316,962,737

Percentages are based on Net Assets of $317,050,921.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of January 31, 2022.

Cl  —  Class

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

HIM-QH-001-3700

2